Retirement benefit obligations - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan	$ 0.0	$ 0.0	$ 0.0
Supplementary payments	0.0	0.0	0.0
United States of America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan	0.0	0.0	0.0
Supplementary payments	$ 0.0	$ 0.0	$ 0.0
Pension plans | United Kingdom | Discount rate and inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Pension plans | United Kingdom | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	$ (25.0)
Pension obligation -50bps/-1yr	28.0
Pension plans | United Kingdom | Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	21.5
Pension obligation -50bps/-1yr	$ (19.4)
Pension plans | United Kingdom | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reasonably possible increase in life expectancy measured in period of time	1 year
Reasonably possible decrease in life expectancy measured in period of time	1 year
Pension obligation +50bps/+1yr	$ 18.0
Pension obligation -50bps/-1yr	$ (18.0)